SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total revenue	$ 7,980	$ 8,863	$ 9,086
Adjusted EBITDA	3,454	4,215	3,273
Capital expenditures excluding licenses	1,889	1,741	1,415
Operating segments | Russia
Disclosure of operating segments [line items]
Total revenue	3,819	4,481	4,654
Adjusted EBITDA	1,504	1,957	1,677
Capital expenditures excluding licenses	1,017	976	742
Operating segments | Pakistan
Disclosure of operating segments [line items]
Total revenue	1,233	1,321	1,494
Adjusted EBITDA	612	669	714
Capital expenditures excluding licenses	249	213	199
Operating segments | Ukraine
Disclosure of operating segments [line items]
Total revenue	933	870	688
Adjusted EBITDA	630	572	387
Capital expenditures excluding licenses	179	156	115
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Total revenue	479	486	441
Adjusted EBITDA	265	270	206
Capital expenditures excluding licenses	119	108	66
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Total revenue	198	258	315
Adjusted EBITDA	68	136	136
Capital expenditures excluding licenses	52	53	39
Operating segments | Algeria
Disclosure of operating segments [line items]
Total revenue	689	775	813
Adjusted EBITDA	302	354	363
Capital expenditures excluding licenses	95	108	107
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Total revenue	537	537	521
Adjusted EBITDA	228	222	183
Capital expenditures excluding licenses	126	82	93
Operating segments | Other frontier markets
Disclosure of operating segments [line items]
Total revenue	125	172	201
Adjusted EBITDA	22	63	54
Capital expenditures excluding licenses	33	38	43
HQ and eliminations | HQ and eliminations
Disclosure of operating segments [line items]
Total revenue	(33)	(37)	(41)
Adjusted EBITDA	(177)	(28)	(447)
Capital expenditures excluding licenses	$ 19	$ 7	$ 11